Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance			$ 521,031
Fair value assets, ending balance	$ 542,558		542,558
Fair value liabilities, beginning balance			448,167
Fair value liabilities, ending balance	463,586		463,586
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	1,841	$ 1,538	1,824	$ 1,752
Gains (losses) included in earnings	2	(22)	(17)	23
Gains (losses) included in OCI	42	49	61	45
Purchases (issuances)	(82)	222	282	480
Settlement (sales) and other	180	(299)	(112)	(682)
Transfers into Level 3	41	29	34
Transfers out of Level 3	(282)	52	(330)	(49)
Fair value assets, ending balance	1,742	1,569	1,742	1,569
Gains (losses) included in earnings for positions still held	(12)	(39)	53	79
Fair value liabilities, beginning balance	(143)	(582)	(453)	(489)
Gains (losses) included in earnings	(9)	(14)	(39)	(46)
Gains (losses) included in OCI	(2)	(7)	(3)	(2)
Purchases (issuances)	(23)	(18)	(32)	(172)
Settlement (sales) and other	8	9	29	32
Transfers into Level 3	(107)	(108)	(125)	(160)
Transfers out of Level 3	28	442	375	559
Fair value liabilities, ending balance	(248)	(278)	(248)	(278)
Gains (losses) included in earnings for positions still held	(11)	(5)	(8)	(14)
Level 3 [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	409	277	429	249
Gains (losses) included in earnings			(3)	(5)
Gains (losses) included in OCI	22	3	34	33
Purchases (issuances)			27
Settlement (sales) and other	39	(1)	(17)	2
Transfers into Level 3		4		4
Fair value assets, ending balance	470	283	470	283
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	135	28	192	29
Gains (losses) included in earnings			(3)	(5)
Gains (losses) included in OCI	11	1	13	5
Settlement (sales) and other			(56)
Transfers into Level 3		4		4
Fair value assets, ending balance	146	33	146	33
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	247	246	237	217
Gains (losses) included in OCI	10	1	20	27
Settlement (sales) and other	39	(1)	39	2
Fair value assets, ending balance	296	246	296	246
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	27
Gains (losses) included in OCI	1		1
Purchases (issuances)			27
Fair value assets, ending balance	28		28
Level 3 [member] | Loans [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	826	521	551	477
Gains (losses) included in earnings	12	3	29	2
Gains (losses) included in OCI	1		2	(1)
Purchases (issuances)	48	164	312	214
Settlement (sales) and other	(2)	(1)	(4)	(5)
Transfers into Level 3	53		53
Transfers out of Level 3	(179)		(184)
Fair value assets, ending balance	759	687	759	687
Gains (losses) included in earnings for positions still held	5	3	21	2
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	(550)	(512)	(504)	(455)
Gains (losses) included in earnings	(27)	(11)	(95)	34
Purchases (issuances)	(193)	23	(193)	50
Settlement (sales) and other	184		224	1
Transfers into Level 3	1		3
Transfers out of Level 3		(5)	(20)	(135)
Fair value assets, ending balance	(585)	(505)	(585)	(505)
Gains (losses) included in earnings for positions still held	(31)	(11)	(37)	34
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	12	33	21	21
Gains (losses) included in earnings	1	(2)	(6)	4
Gains (losses) included in OCI	3	2	9	3
Purchases (issuances)	(1)	(1)	1	(1)
Settlement (sales) and other		(1)		3
Transfers into Level 3		4	(1)	5
Transfers out of Level 3	2	(1)	(7)	(1)
Fair value assets, ending balance	17	34	17	34
Gains (losses) included in earnings for positions still held	1	(3)		3
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	(102)	(157)	(84)	(181)
Gains (losses) included in earnings	35	(5)	80	48
Gains (losses) included in OCI	(3)	(5)	(3)	1
Purchases (issuances)	(6)	(18)	(15)	(16)
Settlement (sales) and other	13	(11)	(10)	(45)
Transfers into Level 3	(22)	21	(39)	(13)
Transfers out of Level 3	(105)	63	(119)	94
Fair value assets, ending balance	(190)	(112)	(190)	(112)
Gains (losses) included in earnings for positions still held	14	(28)	74	72
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	13	(11)	1	(16)
Settlement (sales) and other	(7)	(11)	5	(6)
Fair value assets, ending balance	6	(22)	6	(22)
Level 3 [member] | Other assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	61	0	65
Gains (losses) included in earnings	10	0	10
Gains (losses) included in OCI	1	0	1
Purchases (issuances)		0
Settlement (sales) and other	(6)	0	(10)
Transfers into Level 3		0
Transfers out of Level 3		0
Fair value assets, ending balance	66	0	66	0
Gains (losses) included in earnings for positions still held	10	0	10
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	1,172	1,387	1,345	1,657
Gains (losses) included in earnings	(29)	(7)	(32)	(60)
Gains (losses) included in OCI	18	49	18	9
Purchases (issuances)	70	54	150	233
Settlement (sales) and other	(41)	(274)	(300)	(632)
Transfers into Level 3	9		18	4
Transfers out of Level 3		(5)		(7)
Fair value assets, ending balance	1,199	1,204	1,199	1,204
Gains (losses) included in earnings for positions still held	(11)		(15)	(32)
Level 3 [member] | Trading Securities [member] | US state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	65	187	66	508
Gains (losses) included in earnings		12	(1)	16
Gains (losses) included in OCI	2	8	2	(5)
Settlement (sales) and other		(141)		(453)
Fair value assets, ending balance	67	66	67	66
Gains (losses) included in earnings for positions still held		4		(1)
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	9	196	110	196
Gains (losses) included in earnings		14	15	26
Gains (losses) included in OCI		5		(1)
Settlement (sales) and other	(5)	(100)	(121)	(106)
Fair value assets, ending balance	4	115	4	115
Gains (losses) included in earnings for positions still held	1	14	2	11
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	22	29	21	30
Gains (losses) included in earnings		(1)	1	(2)
Settlement (sales) and other	(1)		(1)
Transfers out of Level 3		(5)		(5)
Fair value assets, ending balance	21	23	21	23
Gains (losses) included in earnings for positions still held				(1)
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	1,076	975	1,148	923
Gains (losses) included in earnings	(29)	(32)	(47)	(100)
Gains (losses) included in OCI	16	36	16	15
Purchases (issuances)	70	54	150	233
Settlement (sales) and other	(35)	(33)	(178)	(73)
Transfers into Level 3	9		18	4
Transfers out of Level 3				(2)
Fair value assets, ending balance	1,107	1,000	1,107	1,000
Gains (losses) included in earnings for positions still held	(12)	(18)	(17)	(41)
Level 3 [member] | Loan substitute securities [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance		3		3
Gains (losses) included in OCI		1		1
Fair value assets, ending balance		4		4
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value liabilities, beginning balance	(91)	(554)	(390)	(465)
Gains (losses) included in earnings	(4)	(14)	(34)	(45)
Gains (losses) included in OCI		(6)	(1)	(2)
Purchases (issuances)	(24)	(18)	(33)	(167)
Settlement (sales) and other	6	4	11	26
Transfers into Level 3	(107)	(108)	(125)	(160)
Transfers out of Level 3	28	442	380	559
Fair value liabilities, ending balance	(192)	(254)	(192)	(254)
Gains (losses) included in earnings for positions still held	(7)	(5)	(5)	(14)
Level 3 [member] | Deposits - Business and government [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value liabilities, beginning balance			5
Transfers out of Level 3			(5)
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value liabilities, beginning balance	(52)	(28)	(68)	(24)
Gains (losses) included in earnings	(5)		(5)	(1)
Gains (losses) included in OCI	(2)	(1)	(2)
Purchases (issuances)	1		1	(5)
Settlement (sales) and other	2	5	18	6
Fair value liabilities, ending balance	(56)	$ (24)	(56)	$ (24)
Gains (losses) included in earnings for positions still held	$ (4)		$ (3)